Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000199334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000199334 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[1],[2]
C000199334 [Member] | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000199334 [Member] | Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000199334 [Member] | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[1]
C000199334 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[1]
C000199334 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[1]
C000199334 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[1]
C000199334 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[1]
C000199334 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[1],[3]
C000199334 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[1]
C000199334 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[1]
C000199334 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[1]
C000199334 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000199334 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[1]
C000199334 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000199334 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000199334 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000199334 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000199334 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000199334 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[1]
C000199334 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000199334 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000003885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000003885 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4],[5]
C000003885 [Member] | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000003885 [Member] | Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000003885 [Member] | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[4]
C000003885 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[4]
C000003885 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[4]
C000003885 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[4]
C000003885 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[4]
C000003885 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[4],[6]
C000003885 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
C000003885 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[4]
C000003885 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[4]
C000003885 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4]
C000003885 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[4]
C000003885 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000003885 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4]
C000003885 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000003885 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[4]
C000003885 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000003885 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[4]
C000003885 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[4]
C000003885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000085634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000085634 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[7],[8]
C000085634 [Member] | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
C000085634 [Member] | Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[7]
C000085634 [Member] | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[7]
C000085634 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[7]
C000085634 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[7]
C000085634 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[7]
C000085634 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[7]
C000085634 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[7],[9]
C000085634 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[7]
C000085634 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[7]
C000085634 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[7]
C000085634 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000085634 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[7]
C000085634 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000085634 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000085634 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000085634 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[7]
C000085634 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000085634 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[7]
C000085634 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
C000085634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000085635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000085635 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[10]
C000085635 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[10],[11]
C000085635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[10]
C000085635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[10]
C000085635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[10]
C000085635 [Member] | Bank And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[10]
C000085635 [Member] | Insurance And Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[10]
C000085635 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[10]
C000085635 [Member] | Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[10]
C000085635 [Member] | Metals Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[10]
C000085635 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[10]
C000085635 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.70%	[10]
C000085635 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000085635 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000003886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000003886 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[12]
C000003886 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[12],[13]
C000003886 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[12]
C000003886 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[12]
C000003886 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[12]
C000003886 [Member] | Bank And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[12]
C000003886 [Member] | Insurance And Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[12]
C000003886 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[12]
C000003886 [Member] | Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[12]
C000003886 [Member] | Metals Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[12]
C000003886 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[12]
C000003886 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.70%	[12]
C000003886 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[12]
C000003886 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000199335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000199335 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[14]
C000199335 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[14],[15]
C000199335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[14]
C000199335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[14]
C000199335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000199335 [Member] | Bank And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[14]
C000199335 [Member] | Insurance And Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[14]
C000199335 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[14]
C000199335 [Member] | Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[14]
C000199335 [Member] | Metals Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000199335 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[14]
C000199335 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.70%	[14]
C000199335 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[14]
C000199335 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[14]
C000199336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000199336 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[16],[17]
C000199336 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[16]
C000199336 [Member] | U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[16]
C000199336 [Member] | Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[16]
C000199336 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[16]
C000199336 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[16]
C000199336 [Member] | U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[16]
C000199336 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.80%	[16]
C000199336 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[16]
C000199336 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[16]
C000199336 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[16]
C000199336 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000199336 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[16]
C000199336 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000199336 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[16]
C000199336 [Member] | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[16]
C000199336 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16],[18]
C000003887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000003887 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[19],[20]
C000003887 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[19]
C000003887 [Member] | U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[19]
C000003887 [Member] | Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[19]
C000003887 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[19]
C000003887 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[19]
C000003887 [Member] | U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[19]
C000003887 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.80%	[19]
C000003887 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[19]
C000003887 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[19]
C000003887 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[19]
C000003887 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000003887 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[19]
C000003887 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[19]
C000003887 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[19]
C000003887 [Member] | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[19]
C000003887 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19],[21]
C000085636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
C000085636 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[22],[23]
C000085636 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[22]
C000085636 [Member] | U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[22]
C000085636 [Member] | Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[22]
C000085636 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[22]
C000085636 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[22]
C000085636 [Member] | U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[22]
C000085636 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.80%	[22]
C000085636 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[22]
C000085636 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[22]
C000085636 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[22]
C000085636 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[22]
C000085636 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
C000085636 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[22]
C000085636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[22]
C000085636 [Member] | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[22]
C000085636 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22],[24]
C000226242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
C000226242 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[25],[26]
C000226242 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[25]
C000226242 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%	[25]
C000226242 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[25]
C000226242 [Member] | Lodging And Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000226242 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[25],[27]
C000226242 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[25]
C000226242 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[25]
C000226242 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[25]
C000226242 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[25]
C000226242 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[25]
C000226242 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[25]
C000226242 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[25]
C000226242 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[25]
C000226242 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[25]
C000226242 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[25]
C000226242 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000226242 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[25]
C000226242 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[25]
C000226241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
C000226241 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%	[28],[29]
C000226241 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%	[28]
C000226241 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%	[28]
C000226241 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[28]
C000226241 [Member] | Lodging And Hotels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[28]
C000226241 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[28],[30]
C000226241 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[28]
C000226241 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[28]
C000226241 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[28]
C000226241 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[28]
C000226241 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[28]
C000226241 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[28]
C000226241 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[28]
C000226241 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[28]
C000226241 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[28]
C000226241 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[28]
C000226241 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[28]
C000226241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[28]
C000226241 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[28]

[1]	(% of Net Assets)
[2]	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
[3]	Includes Brokerages & Exchanges, Consumer Products, Energy - Refining & Marketing, Insurance, Materials/Diversified Chemicals, Media and Non-U.S. Real Estate Operating Companies.
[4]	(% of Net Assets)
[5]	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
[6]	Includes Brokerages & Exchanges, Consumer Products, Energy - Refining & Marketing, Insurance, Materials/Diversified Chemicals, Media and Non-U.S. Real Estate Operating Companies.
[7]	(% of Net Assets)
[8]	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
[9]	Includes Brokerages & Exchanges, Consumer Products, Energy - Refining & Marketing, Insurance, Materials/Diversified Chemicals, Media and Non-U.S. Real Estate Operating Companies.
[10]	(% of Net Assets)
[11]	Includes Auto Parts & Services, Building Products, Conglomerates, Consulting & Information Technology Services, Energy - Refining & Marketing, Home Building, Industrial Equipment and Information Technology.
[12]	(% of Net Assets)
[13]	Includes Auto Parts & Services, Building Products, Conglomerates, Consulting & Information Technology Services, Energy - Refining & Marketing, Home Building, Industrial Equipment and Information Technology.
[14]	(% of Net Assets)
[15]	Includes Auto Parts & Services, Building Products, Conglomerates, Consulting & Information Technology Services, Energy - Refining & Marketing, Home Building, Industrial Equipment and Information Technology.
[16]	(% of Net Assets)
[17]	Includes Forest Products & Paper, Hospitality, Industrial Distribution, Industrial Services, Non-U.S. Homebuilder and Non-U.S. Real Estate Consulting/Management.
[18]	Amount less than 0.01%.
[19]	(% of Net Assets)
[20]	Includes Forest Products & Paper, Hospitality, Industrial Distribution, Industrial Services, Non-U.S. Homebuilder and Non-U.S. Real Estate Consulting/Management.
[21]	Amount less than 0.01%.
[22]	(% of Net Assets)
[23]	Includes Forest Products & Paper, Hospitality, Industrial Distribution, Industrial Services, Non-U.S. Homebuilder and Non-U.S. Real Estate Consulting/Management.
[24]	Amount less than 0.01%.
[25]	(% of Net Assets)
[26]	Includes Luxembourg, Spain, Singapore, Belgium, Brazil, Thailand, and Philippines.
[27]	Amount less than 0.01%.
[28]	(% of Net Assets)
[29]	Includes Luxembourg, Spain, Singapore, Belgium, Brazil, Thailand, and Philippines.
[30]	Amount less than 0.01%.